Note 12 - Income Taxes - Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allowance for loan losses	$ 1,313	$ 1,293
Deferred compensation liability	2,491	2,429
Net operating loss carryforward	0	94
Other real estate owned	261	469
Acquisition fair value adjustments	0	23
Unrealized loss on securities available-for-sale	27,617	3,921
Other	51	0
Total	31,733	8,229
Premises and equipment	1,908	1,686
Core deposit intangible	102	130
Other	147	134
Total	2,159	1,950
Net deferred tax asset	$ 29,574	$ 6,279